Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000026478 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000026478 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000026478 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026478 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026478 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026478 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026478 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026478 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026478 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026478 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026478 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026478 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026480 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000026480 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000026480 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026480 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026480 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026480 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026480 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026480 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026480 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026480 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026480 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026480 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000030992 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030992 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000030992 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030992 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030992 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030992 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030992 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030992 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030992 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030992 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030992 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000030992 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026479 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000026479 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000026479 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026479 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026479 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026479 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026479 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026479 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026479 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026479 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026479 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026479 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000110708 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000110708 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000110708 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000110708 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000110708 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110708 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110708 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000110708 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000110708 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000110708 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112709 | PIMCO Total Return Fund IV
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000112709 | PIMCO Short-Term Fund
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000112709 | PIMCO StocksPLUS® International Fund (Unhedged)
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112709 | PIMCO Investment Grade Credit Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO StocksPLUS® Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO RAE PLUS EMG Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO RAE PLUS Small Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000112709 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112709 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123329 | PIMCO Total Return Fund IV
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000123329 | PIMCO Short-Term Fund
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000123329 | PIMCO StocksPLUS® International Fund (Unhedged)
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000123329 | PIMCO Investment Grade Credit Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO StocksPLUS® Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO RAE PLUS EMG Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO RAE PLUS Small Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000123329 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000123329 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026493 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026493 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(93.70%)
C000026493 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000026493 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000026493 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026493 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026493 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026493 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000026493 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000026493 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030986 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030986 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(93.70%)
C000030986 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030986 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000030986 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030986 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030986 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030986 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000030986 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000030986 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030994 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030994 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(93.70%)
C000030994 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030994 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000030994 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030994 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030994 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030994 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000030994 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000030994 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000148731 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000148731 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(93.70%)
C000148731 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000148731 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000148731 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000148731 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000148731 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000148731 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000148731 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000148731 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000098623 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000098623 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(66.80%)
C000098623 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000098623 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000098623 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000098623 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098623 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098623 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000098623 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000098623 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000098623 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098623 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098623 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098625 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000098625 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(66.80%)
C000098625 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000098625 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000098625 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000098625 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098625 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098625 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000098625 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000098625 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000098625 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098625 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098625 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098624 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000098624 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(66.80%)
C000098624 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000098624 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000098624 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000098624 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098624 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098624 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000098624 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000098624 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000098624 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098624 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098624 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000139587 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000139587 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(66.80%)
C000139587 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000139587 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000139587 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000139587 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000139587 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000139587 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000139587 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000139587 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000139587 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000139587 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000139587 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026494 | Other CountriesUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000026494 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026494 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026494 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000026494 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000026494 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000026494 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026494 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026494 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026494 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026494 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026494 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026494 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026494 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026494 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026494 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030987 | Other CountriesUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000030987 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030987 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030987 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000030987 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000030987 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030987 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030987 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030987 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030987 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030987 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030987 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030987 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030987 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030987 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030987 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030995 | Other CountriesUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000030995 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030995 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030995 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000030995 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000030995 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030995 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030995 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030995 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030995 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030995 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030995 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030995 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030995 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030995 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030995 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148732 | Other CountriesUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000148732 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000148732 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148732 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000148732 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000148732 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000148732 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000148732 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148732 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000148732 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000148732 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148732 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148732 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148732 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000148732 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000148732 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026497 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026497 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026497 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000026497 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(47.40%)
C000026497 | Other CountriesSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026497 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026497 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000026497 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026497 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026497 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026497 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026497 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026497 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026497 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026497 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026497 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030988 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030988 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030988 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000030988 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(47.40%)
C000030988 | Other CountriesSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030988 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030988 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000030988 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030988 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030988 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030988 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030988 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030988 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030988 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030988 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030988 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030996 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030996 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030996 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000030996 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(47.40%)
C000030996 | Other CountriesSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030996 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030996 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000030996 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030996 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030996 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030996 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030996 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030996 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030996 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030996 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030996 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098620 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098620 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098620 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000098620 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(45.70%)
C000098620 | Other CountriesSaudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000098620 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000098620 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000098620 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000098620 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000098620 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000098620 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000098620 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098620 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098620 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000098620 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098620 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072063 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000072063 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.60%)
C000072063 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000072063 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072063 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000072063 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000072063 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072063 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000072063 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000072063 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072064 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000072064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.60%)
C000072064 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000072064 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072064 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000072064 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000072064 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072064 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000072064 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000072064 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109755 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000109755 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.60%)
C000109755 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000109755 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000109755 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109755 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000109755 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109755 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000109755 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109755 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026498 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026498 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026498 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026498 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000026498 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026498 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000026498 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026498 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026498 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030989 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030989 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030989 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030989 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000030989 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030989 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000030989 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030989 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030989 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026499 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026499 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026499 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026499 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000026499 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026499 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000026499 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026499 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026499 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166584 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166584 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.50%)
C000166584 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000166584 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000166584 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000166584 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000166584 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000166584 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166584 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166584 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000166584 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166584 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166584 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166584 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000166585 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166585 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.50%)
C000166585 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000166585 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000166585 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000166585 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000166585 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000166585 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166585 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166585 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000166585 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166585 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166585 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166585 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000166586 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166586 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.50%)
C000166586 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000166586 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000166586 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000166586 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000166586 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000166586 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166586 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166586 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000166586 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166586 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166586 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166586 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000026495 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026495 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026495 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000026495 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(38.40%)
C000026495 | Other CountriesMalaysia
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026495 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000026495 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026495 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026495 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026495 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026495 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026495 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026495 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026495 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026495 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026495 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000139585 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000139585 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139585 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000139585 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(38.40%)
C000139585 | Other CountriesMalaysia
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000139585 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000139585 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139585 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000139585 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000139585 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000139585 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000139585 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000139585 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000139585 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000139585 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000139585 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026496 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026496 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026496 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000026496 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(38.40%)
C000026496 | Other CountriesMalaysia
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026496 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000026496 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026496 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026496 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026496 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026496 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026496 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026496 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026496 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026496 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026496 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028252 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028252 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028252 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028252 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028252 | Other CountriesItaly
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028252 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028252 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000028252 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028252 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028252 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028252 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028252 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028252 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028252 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028252 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030991 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030991 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030991 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030991 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030991 | Other CountriesItaly
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030991 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030991 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000030991 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030991 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030991 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030991 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030991 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030991 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030991 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030991 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109754 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109754 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000109754 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109754 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000109754 | Other CountriesItaly
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109754 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109754 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000109754 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109754 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000109754 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109754 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000109754 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109754 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109754 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109754 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026500 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000026500 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(53.30%)
C000026500 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000026500 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	130.80%
C000026500 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026500 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026500 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026500 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081129 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000081129 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(53.30%)
C000081129 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000081129 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	130.80%
C000081129 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081129 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081129 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000081129 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026501 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000026501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(53.30%)
C000026501 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000026501 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	130.80%
C000026501 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026501 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026501 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026501 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026502 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000026502 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.00%)
C000026502 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000026502 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000026502 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026502 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026502 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026502 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026502 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026502 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000030990 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030990 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.00%)
C000030990 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000030990 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030990 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000030990 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030990 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030990 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030990 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000030990 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000026503 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000026503 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.00%)
C000026503 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000026503 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000026503 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026503 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026503 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026503 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026503 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026503 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000026482 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026482 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.70%)
C000026482 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000026482 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000026482 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026482 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026482 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026482 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000026482 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026482 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030983 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030983 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.70%)
C000030983 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000030983 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000030983 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030983 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030983 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030983 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000030983 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000030983 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026483 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026483 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.70%)
C000026483 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000026483 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000026483 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026483 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026483 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026483 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000026483 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026483 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026484 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026484 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
C000026484 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026484 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026484 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000026484 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000026484 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026484 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026484 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026484 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026484 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081128 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081128 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
C000081128 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000081128 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081128 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000081128 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000081128 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081128 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081128 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000081128 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000081128 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026485 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026485 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
C000026485 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026485 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026485 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000026485 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000026485 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026485 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026485 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026485 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026485 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026489 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026489 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(35.80%)
C000026489 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000026489 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026489 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000026489 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026489 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000026489 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026489 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026489 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026489 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026489 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026489 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026489 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030985 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030985 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(35.80%)
C000030985 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000030985 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030985 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000030985 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030985 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030985 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030985 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030985 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000030985 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030985 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030985 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030985 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026490 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026490 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(35.80%)
C000026490 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000026490 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026490 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000026490 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026490 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000026490 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026490 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026490 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026490 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026490 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026490 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026490 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.